Net Income (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of net income (loss) per share for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands, except per share amounts)	2020	2019	2020	2019
Basic:
Numerator:
Net income	$90,416	$39,070	$91,253	$37,382
Less: dividends declared on Series A, B, C & D preferred stock	—	(86,302)	—	(86,302)
Less: cumulative dividends on Series D preferred stock	—	(3,024)	—	(6,049)
Net income (loss) attributable to common shareholders	90,416	(50,256)	91,253	(54,969)
Denominator:
Weighted-average common stock outstanding	162,645	90,374	162,546	88,945
Net income (loss) per share—basic:	$0.56	$(0.56)	$0.56	$(0.62)
Diluted:
Numerator:
Net income (loss) attributable to common shareholders	$90,416	$(50,256)	$91,253	$(54,969)
Add: dividends declared on Series A, B & C preferred stock(1)	—	—	—	—
Add: dividends declared on Series D preferred stock(1)	—	—	—	—
Add: cumulative dividends on Series D preferred stock(1)	—	—	—	—
Net income (loss) attributable to common and common equivalent shareholders	90,416	(50,256)	91,253	(54,969)
Denominator:
Weighted-average common stock outstanding	162,645	90,374	162,546	88,945
Series A, B & C preferred stock outstanding(1)	—	—	—	—
Series D preferred stock outstanding(1)	—	—	—	—
Stock options outstanding to purchase shares of common stock(1)	2,918	—	2,831	—
Total common and common equivalent shares outstanding	165,563	90,374	165,377	88,945
Net income (loss) per share—diluted:	$0.55	$(0.56)	$0.55	$(0.62)
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(1)Excluded from the computation of net loss per share-diluted for the three and six months ended December 31, 2019, because the effect would have been anti-dilutive.
The following table sets forth the computation of net (loss) income per share for the years ended June 30:

(in thousands, except per share amounts)	2020	2019	2018
Basic:
Numerator:
Net income	$81,147	$72,579	$34,899
Less: dividends declared on Series A, B, C & D preferred stock	(86,302)	(661)	(661)
Less: cumulative dividends on Series D preferred stock	(10,849)	(12,000)	(12,000)
Net (loss) income attributable to common shareholders	(16,004)	59,918	22,238
Denominator:
Weighted-average common stock outstanding	97,496	85,378	81,314
Net (loss) income per share—basic:	$(0.16)	$0.70	$0.27
Diluted:
Numerator:
Net (loss) income attributable to common shareholders	$(16,004)	$59,918	$22,238
Add: dividends declared on Series A, B & C preferred stock(2)	—	181	181
Add: dividends declared on Series D preferred stock(1)(2)	—	480	—
Add: cumulative dividends on Series D preferred stock(1)(2)	—	12,000	—
Net (loss) income attributable to common and common equivalent shareholders	(16,004)	72,579	22,419
Denominator:
Weighted-average common stock outstanding	97,496	85,378	81,314
Series A, B & C preferred stock outstanding(2)	—	12,071	12,071
Series D preferred stock outstanding(1)(2)	—	32,000	—
Stock options outstanding to purchase shares of common stock(2)	—	3,042	3,036
Total common and common equivalent shares outstanding	97,496	132,491	96,421
Net (loss) income per share—diluted:	$(0.16)	$0.55	$0.23
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(1)Excluded from the computation of net income per share-diluted for the years ended June 30, 2018 because the effect would have been anti-dilutive.
(2)Excluded from the computation of net income per share-diluted for the years ended June 30, 2020 because the effect would have been anti-dilutive.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The number of outstanding anti-dilutive shares that were excluded from the computation of diluted net income (loss) per share consisted of the following for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Series A, B & C preferred stock outstanding	—	12,071	—	12,071
Series D preferred stock outstanding	—	32,000	—	32,000
Stock options outstanding to purchase shares of common stock	—	3,845	—	4,908
Total	—	47,916	—	48,979
The number of outstanding anti-dilutive shares that were excluded from the computation of diluted net loss per share consisted of the following as of June 30:

(in thousands)	2020	2019	2018
Series A, B & C preferred stock outstanding	10,871	—	—
Series D preferred stock outstanding	28,817	—	32,000
Series E preferred stock outstanding	694	—	—
Stock options outstanding to purchase shares of common stock	4,161	—	—
Total	44,543	—	32,000